Accumulated Other Comprehensive (Loss) Income (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive (loss) income
Other expenses	$ 7,368	$ 4,700	$ 51,270	$ 89,732	$ 157,003
Total reclassifications	(298)	(305)
Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Total reclassifications	(298)
Cash flow hedges
Accumulated other comprehensive (loss) income
Total reclassifications	(298)	(305)
Cash flow hedges | Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Other expenses	(298)
Cash flow hedges | Reclassification of amounts de-designated as hedges recorded in AOCI | Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Other expenses	(282)
Cash flow hedges | Interest rate swap agreements | Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Other expenses	$ (16)